PROBABILITIES VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.1%
	EQUITY - 57.1%
3,270	Direxion Daily S&P 500 Bull 3X	$ 175,207
1,360	Invesco QQQ Trust Series 1	363,474
4,570	ProShares UltraPro Dow30	176,448
8,940	ProShares UltraPro QQQ(a)	172,721
1,280	SPDR Dow Jones Industrial Average ETF Trust	367,743
1,120	Vanguard S&P 500 ETF	367,696
		1,623,289

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,790,995)	1,623,289

	TOTAL INVESTMENTS - 57.1% (Cost $1,790,995)	$ 1,623,289
	OTHER ASSETS IN EXCESS OF LIABILITIES- 42.9%	1,221,609
	NET ASSETS - 100.0%	$ 2,844,898

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.